FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification, Footnotes (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 61,402	$ 59,010
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 19,539	$ 19,464